Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Right-Of-Use Assets
During 2022, the activity in the Company's right-of-use assets was as follows:

	Land and buildings		Other (1)	Total
Cost as of January 1, 2022	Ps.	54,944	2,050	56,994
Additions		10,208	478	10,686
Additions from business combinations		21,414	519	21,933
Disposals		(1,464)	(77)	(1,541)
Remeasurements		6,228	494	6,722
Depreciation		(9,366)	(1,106)	(10,472)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(211)	(145)	(356)
Right-of-use assets, net as of December 31, 2022	Ps.	81,753	2,213	83,966

(1)Other assets mainly include transportation equipment and servers.
During 2021, the activity in the Company's right-of-use assets was as follows:

	Land and buildings		Other (1)	Total
Cost as of January 1, 2021	Ps.	52,764	1,893	54,747
Additions		7,485	386	7,871
Additions from business combinations		1,440	100	1,540
Disposals		(1,337)	(34)	(1,371)
Remeasurements		3,776	188	3,964
Depreciation		(8,363)	(597)	(8,960)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(821)	24	(797)
Right-of-use assets, net as of December 31 2021	Ps.	54,944	2,050	56,994
(1)Other assets mainly include transportation equipment and servers.
Schedule Of Lease Liabilities
As of December 31, 2022, the lease liabilities are integrated as follows:

	December 31, 2022
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps.	14,374
One to five years		45,562
Five to ten years		32,348
More than ten years		14,282
Total undiscounted lease liabilities on December 31		106,566
Lease liabilities included in the statement of financial position on December 31		93,317
Current		12,095
Non-Current	Ps.	81,222
As of December 31, 2021, the lease liabilities are integrated as follows:

	December 31, 2021
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps.	11,428
One to five years		36,929
Five to ten years		27,580
More than ten years		13,180
Total undiscounted lease liabilities on December 31		89,117
Lease liabilities included in the statement of financial position on December 31		62,355
Current		7,306
Non-Current	Ps.	55,049